Income taxes (Details Textual) (USD $)	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 United States [Member]	Dec. 31, 2011 United States [Member]	Sep. 30, 2012 Hong Kong [Member]	Dec. 31, 2011 Hong Kong [Member]	Sep. 30, 2012 PRC [Member]	Dec. 31, 2011 PRC [Member]	Dec. 31, 2011 Hefeng Pharmaceutical [Member]
Income Taxes (Textual)
Corporate income, tax rate			35.00%	34.00%	16.50%	16.50%	25.00%	25.00%	25.00%
Effective income tax expenses, statutory income tax rate	25.00%							25.00%
Exempted from withholding tax								10.00%
Preferential Tax Rate	15.00%
Period For Preferential Tax Rate	Fiscal years from 2003 to 2010.
Revenue Derived From New Projects listed in guiding catalogue	Over 70% of total revenue.
Amount of benefit from tax holiday		$ 538,134
Effect on earning per share, Tax holiday		$ 0.01